PROMISSORY NOTES (Details Narrative) - Stardust Power Inc And Subsidiary [Member] - USD ($)	Dec. 31, 2025	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Related Party [Member] | Unsecured Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable				$ 1,000,000	$ 1,000,000
Debt instrument, interest rate					3.71%
Related Party [Member] | Unsecured Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Notes payable			$ 840,000
Vikasa Clean Energy I LP [Member] | Unsecured Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable				160,000
Energy Transition Investors LLC and Roshan Pujari [Member] | Unsecured Notes Payable [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Notes payable	$ 840,000
Three Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate					3.71%
Notes payable		$ 840,000		$ 160,000	$ 1,000,000
Three Related Party [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Notes payable	$ 840,000